Note 7 - IFRS Issued But Not Yet Effective	12 Months Ended
Dec. 31, 2018
IFRS Issued but not yet Effective Abstract
IFRS Issued but not yet Effective

7. IFRS issued but not yet effective

A number of new standards and amendments to standards are effective for annual periods beginning after January 1, 2019 and early application is permitted. However, except for IFRIC 23, the Bank has not early adopted them in preparing these consolidated financial statements. Of those standards that are not yet effective, the following new standards and amendments are expected to have a significant impact on the Bank’s consolidated financial statements in the period of initial application.

IFRS 16 - "Leases"

On January 13, 2016, the IASB issued IFRS 16 which will replace IAS 17 “Leases” for financial statements from January 1, 2019 onwards. The new standard introduces a single lessee accounting model and will require a lessee to recognize assets and liabilities for all leases. The only exceptions are short-term contracts and those in which the underlying assets have low value. A lessee will be required to recognize a right-of-use asset representing its right to use the underlying leased asset and a lease liability representing its obligation to make lease payments.

In relation to lessor accounting, IFRS 16 substantially carries forward the lessor accounting requirements in IAS 17. Accordingly, a lessor will continue to classify its leases as operating leases or finance leases, and account for those two types of leases differently.

The Group has carried out a project to implement IFRS 16 with the participation of all affected areas. The standard will mainly affect the accounting of operating leases of the Group.

With regard to the estimated impact on the Consolidated Financial Statements at the transition date, the Group has decided to apply the modified retrospective method that consists of recognizing lease liabilities for an amount equivalent to the present value of the future payments committed as of January 1, 2019 As a result of this approach, the Group expects to recognize assets for right of use and lease liabilities for an approximate amount of 1,857 million pesos, mainly from office leases in its branch network.

The impacts of adopting the standard as of January 1, 2019 may change because:

  The Group has not completed all the tests; and
  The new accounting policies, methodologies and parameters may be subject to modifications until the Group presents its first financial statements that include the definitive impact at the date of initial application.

IFRIC 23 - Uncertainty about treatment of income tax

The Interpretation clarifies how to apply the recognition and measurement requirements of IAS 12 when there is uncertainty about the treatment of income taxes.

If the Group considers that the tax authority is likely to accept uncertain tax treatment, the Interpretation requires the Group to determine the fiscal profit (tax loss), the tax bases, the unused fiscal losses, the tax credits not used or the tax rates taxes consistent with the tax treatment used or that the Group plans to use in its income tax return.

If the Group considers that the tax authority is not likely to accept uncertain tax treatment, the Interpretation requires the Group to use the most probable amount or expected value (sum of possible amounts, weighted by probability) to determine fiscal gain ( fiscal loss), tax bases, unused fiscal losses, tax credits not used or tax rates. The method used should be the method that the Group expects to provide the best prediction of the resolution of the uncertainty.

Although the interpretation is effective for annual periods beginning after January 1, 2019, the Group has decided to early adopt this Interpretation.